THE HARTFORD MUTUAL FUNDS, INC.

On behalf of The Hartford Balanced Fund and Hartford Multi-Asset Income Fund (each a “Fund” and collectively, the “Funds”), each a series of The Hartford Mutual Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which relate to the prospectus supplements for the Funds, dated June 25, 2018.  The prospectus supplements were filed with the U.S. Securities and Exchange Commission on June 25, 2018 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001144204-18-035550) and are incorporated by reference into this filing.

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document